Other Gains And Losses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Detailed Information About Other Income and Expenses Net

	2021	2020	2019
Gain (loss) on disposal of property, plant and equipment	89,110	(61,421)	7,029
Donations	(45,038)	(46,158)	(52,706)
Technical services and assistance	9,878	10,900	23,123
Personal asset tax – Substitute taxpayer	—	(6,037)	(22,056)
Gain over tax credit assignment	92,210	13,366	14,457
Contingencies	(59,148)	(45,786)	(83,255)
Leases	109,731	195,701	183,136
Service fee from ADS Depositary bank	50,456	60,564	—
Collection of loss	—	85,177	—
Miscellaneous	(37,759)	15,858	22,678

Total	209,440	222,164	92,406